Non-current and current financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Current financial investments
Schedule of non-current financial investments

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current financial investments	€—	€200,182
Total non-current financial investments	€—	€200,182

Schedule of current financial investments

	December 31,
	2025	2024

	(Euro, in thousands)
Money market funds	€1,472,031	€1,484,599
Treasury bills	—	255,078
Term deposits	1,438,149	1,313,657
Total current financial investments	€2,910,180	€3,053,334